Secured Credit Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Secured Credit Facilities
Secured Credit Facilities

13. Secured Credit Facilities

Note Purchase Agreement

On October 7, 2022, the Company entered into a Note Purchase Agreement dated as of October 6, 2022 with Aegis. Pursuant to the Note Purchase Agreement, Aegis purchased from the Company a secured promissory note in the principal amount of $4.5 million (the “Aegis Note”). Aegis paid for the Aegis Note by paying $3.3 million to TQLA to fully satisfy a secured line of credit promissory note that the Company issued to TQLA on March 21, 2022; and the remaining $1.2 million was paid in cash to the Company. The Aegis Note bears interest at 9.25% per annum, payable every three months. The principal amount of the Aegis Note will be payable on March 31, 2025. The Company pledged substantially all of its assets to secure its obligations to Aegis under the Aegis Note.

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement with Aegis and other creditors, pursuant to which the Aegis Note was amended and restated. See: Note 16, Stockholders Equity – Debt Satisfaction Agreement. Principal and interest of $1.9 million were exchanged for equity issued to a special purpose vehicle, The B.A.D. Company, LLC (the “SPV”), in which Aegis holds a 29% interest. As of September 30, 2024, the principal balance of the Aegis Note was $2.6 million and interest expense accrued was $0.1 million.

6% Secured Convertible Promissory Notes

On April 19, 2021, the Company entered into a securities purchase agreement (“Purchase Agreement”) with accredited investors (“Subscribers”) for their purchase of up to $3.3 million of principal amount of 6% secured convertible promissory notes of the Company (“Note” or “Notes”), which notes are convertible into shares (“Conversion Shares”) of the Company’s common stock, par value $0.0001 per share pursuant to the terms and conditions set forth in the Notes with an initial conversion price of $44.00. In connection with the purchase of such Notes, each Subscriber received a warrant (“Existing Warrant”), to purchase a number of shares of common stock (“Warrant Shares”) equal to 60% of the principal amount of any Note issued to such Subscriber divided by the conversion price of the Note issued to such Subscriber, at an exercise price equal to $52.00. In connection with the Purchase Agreement, the Company entered into a Security Agreement under which it granted the Subscribers a security interest in certain assets of the Company (the “Security Agreement”) and a Registration Rights Agreement under which the Company agreed to register for resale the Conversion Shares and the Warrant Shares. Concurrently therewith, the Company and the investors closed $3.3 million of the private offering.

Roth Capital, LLC acted as placement agent in the private offering, and the Company paid the Placement Agent a cash fee of five percent (5%) of the gross proceeds therefrom. The Company received $3.1 million in net proceeds from the closing, after deducting the fee payable to the Placement Agent and the legal fees of the Subscribers in connection with the transaction. The Company used the proceeds to repay prior outstanding notes payable and for working capital and general corporate purposes.

Interest on the Notes accrued at a rate of 6% per annum and was payable either in cash or in shares of the Company’s common stock at the conversion price in the Note on each of the six and twelve month anniversaries of the issuance date and on the maturity date of October 18, 2022.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

All amounts due under the Notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Company’s common stock at a fixed conversion price, which is subject to adjustment as summarized below. The Notes were initially convertible into the Company’s common stock at an initial fixed conversion price of $44.00 per share. This conversion price is subject to adjustment for stock splits, combinations, or similar events, among other adjustments. On April 1, 2022, the Company and the holders agreed to a reduction of the conversion price of the 6% secured convertible promissory notes to $26.00 per share in connection with the Company’s issuance of a common stock purchase warrant to TQLA covering its loan amount of $3.5 million with a common stock value of $24.00 per share.

The Notes contain customary triggering events including but not limited to: (i) failure to make payments when due under the Notes; and (ii) bankruptcy or insolvency of the Company. If a triggering event occurs, each holder may require the Company to redeem all or any portion of the Notes (including all accrued and unpaid interest thereon), in cash.

The Notes are secured by a subordinated security interest in the Company’s assets pursuant to the terms of a Security Agreement entered into between the Company and the Subscribers.

On October 13, 2022, the Company entered into an Amendment Agreement with the holders of the 6% Secured Convertible Promissory Notes. The Amendment Agreement changed the Maturity Date of the Notes from October 18, 2022 to November 18, 2022. In consideration of the extension, the Company issued 4,808 shares of its common stock to each of the Subscribers.

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement with the Subscribers and other creditors, pursuant to which the Maturity Date of the Notes was extended from November 18, 2022 to March 31, 2025 and interest accrues at 9% per annum. See: Note 16, Stockholders Equity – Debt Satisfaction Agreement. Principal and interest on the Notes of $3.3 million was exchanged for equity issued to the SPV, in which the Subscribers held a 50% ownership interest, and the Notes were then amended and restated. As of September 30, 2024, the principal balance was $0.4 million and interest expense accrued was $27,451.

2024 Secured Notes

On May 15, 2024, the Company entered into a Loan Agreement with the SPV, Aegis, Bigger, District 2, and LDI.

Pursuant to the Loan Agreement, Bigger, District 2 and LDI purchased from the Company for $1.1 million cash promissory notes in the aggregate principal amount of $1.1 million (the “2024 Secured Notes”). The 2024 Secured Notes may be satisfied by payment of 110% of principal on or before November 29, 2024, by payment of 130% of principal on or before March 30, 2025 or by payment of 140% of principal on March 31, 2025.

With each 2024 Secured Note, the Company issued Warrants to purchase a share of the Company’s common stock for $5.00 exercisable for five years after December 2, 2024 if on November 29, 2024 the 2024 Secured Note issued to the Warrant-holder remains unsatisfied. LDI received a Warrant to purchase 598,021 shares and each of Bigger and District 2 received a Warrant to purchase 299,011 shares.

The Loan Agreement provides that if the 2024 Secured Notes have not been satisfied by November 29, 2024, then until March 31, 2025 each of the Subscribers will have the right to purchase a “Kicker Note” in the amount of $0.5 million for LDI or $0.3 million for each of Bigger and District 2 by surrendering debt or equity instruments specified in the Loan Agreement. The Kicker Notes will not bear interest, and may be satisfied by payment of their principal amounts on or before March 31, 2026.

The Company’s obligations under the 2024 Secured Notes and the Kicker Notes (collectively, the “2024 Notes”) are secured by the Company’s pledge of its assets, subject to certain specified exceptions. In connection with the Loan Agreement, the Company, Aegis, Bigger and District 2 amended and restated the Intercreditor Agreement they had executed on September 29, 2023. In the Amended and Restated Intercreditor Agreement, Aegis, Bigger and District 2 subordinate their liens on any barrels of spirits owned by the Company, and the parties agree that the net proceeds of any sale of barrels will be paid to the Subscribers in satisfaction of the 2024 Notes. Commencing when all barrels have been sold, the lien of the Subscribers under the 2024 Notes will become pari passu with the senior lien on the remaining collateral.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

12. Secured Credit Facilities

Note Purchase Agreement

On October 7, 2022, the Company entered into a Note Purchase Agreement dated as of October 6, 2022 with Aegis Security Insurance Company (“Aegis”). Pursuant to the Note Purchase Agreement, Aegis purchased from the Company a secured promissory note in the principal amount of $4.5 million (the “Aegis Note”). Aegis paid for the Aegis Note by paying $3.3 million to TQLA to fully satisfy a secured line of credit promissory note that the Company issued to TQLA on March 21, 2022; and the remaining $1.2 million was paid in cash to the Company. The Aegis Note bears interest at 9.25% per annum, payable every three months. The principal amount of the Aegis Note will be payable on March 31, 2025. The Company pledged substantially all of its assets to secure its obligations to Aegis under the Aegis Note.

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement with Aegis and other creditors, pursuant to which the Aegis Note was amended and restated. See: Note 15, Stockholders Equity – Debt Satisfaction Agreement. Principal and interest of $1.9 million were exchanged for equity issued to a special purpose vehicle, The B.A.D. Company, LLC (the “SPV”), in which Aegis holds a 29% interest. As of December 31, 2023, the principal balance of the Aegis Note was $2.6 million and interest expense accrued was $0.4 million.

6% Secured Convertible Promissory Notes

On April 19, 2021, the Company entered into a securities purchase agreement (“Purchase Agreement”) with accredited investors (“Subscribers”) for their purchase of up to $3.3 million of principal amount of 6% secured convertible promissory notes of the Company (“Note” or “Notes”), which notes are convertible into shares (“Conversion Shares”) of the Company’s common stock, par value $0.0001 per share pursuant to the terms and conditions set forth in the Notes with an initial conversion price of $44.00. In connection with the purchase of such Notes, each Subscriber received a warrant (“Existing Warrant”), to purchase a number of shares of common stock (“Warrant Shares”) equal to 60% of the principal amount of any Note issued to such Subscriber divided by the conversion price of the Note issued to such Subscriber, at an exercise price equal to $52.00. In connection with the Purchase Agreement, the Company entered into a Security Agreement under which it granted the Subscribers a security interest in certain assets of the Company (the “Security Agreement”) and a Registration Rights Agreement under which the Company agreed to register for resale the Conversion Shares and the Warrant Shares. Concurrently therewith, the Company and the investors closed $3.3 million of the private offering.

Roth Capital, LLC acted as placement agent in the private offering, and the Company paid the Placement Agent a cash fee of five percent (5%) of the gross proceeds therefrom. The Company received $3.1 million in net proceeds from the closing, after deducting the fee payable to the Placement Agent and the legal fees of the Subscribers in connection with the transaction. The Company used the proceeds to repay prior outstanding notes payable and for working capital and general corporate purposes.

Interest on the Notes accrued at a rate of 6% per annum and was payable either in cash or in shares of the Company’s common stock at the conversion price in the Note on each of the six and twelve month anniversaries of the issuance date and on the maturity date of October 18, 2022.

All amounts due under the Notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Company’s common stock at a fixed conversion price, which is subject to adjustment as summarized below. The Notes were initially convertible into the Company’s common stock at an initial fixed conversion price of $44.00 per share. This conversion price is subject to adjustment for stock splits, combinations, or similar events, among other adjustments. On April 1, 2022, the Company and the holders agreed to a reduction of the conversion price of the 6% secured convertible promissory notes to $26.00 per share in connection with the Company’s issuance of a common stock purchase warrant to TQLA covering its loan amount of $3.5 million with a common stock value of $24.00 per share.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

The Notes contain customary triggering events including but not limited to: (i) failure to make payments when due under the Notes; and (ii) bankruptcy or insolvency of the Company. If a triggering event occurs, each holder may require the Company to redeem all or any portion of the Notes (including all accrued and unpaid interest thereon), in cash.

The Notes are secured by a subordinated security interest in the Company’s assets pursuant to the terms of a Security Agreement entered into between the Company and the Subscribers.

On October 13, 2022, the Company entered into an Amendment Agreement with the holders of the 6% Secured Convertible Promissory Notes. The Amendment Agreement changed the Maturity Date of the Notes from October 18, 2022 to November 18, 2022. In consideration of the extension, the Company issued 4,808 shares of its common stock to each of the Subscribers.

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement with the Subscribers and other creditors, pursuant to which the Maturity Date of the Notes was extended from November 18, 2022 to March 31, 2025 and interest accrues at 9% per annum. See: Note 15, Stockholders Equity – Debt Satisfaction Agreement. Principal and interest on the Notes of $3.3 million was exchanged for equity issued to the SPV, in which the Subscribers held a 50% ownership interest, and the Notes were then amended and restated. As of December 31, 2023, the principal balance was $0.4 million and interest expense accrued was $0.1 million.